[WELLS FARGO FUNDS LOGO]




SEMI-ANNUAL REPORT

MONEY MARKET FUND



September 30, 2000



CLASS B

                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDER..........................................................1
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PERFORMANCE HIGHLIGHTS.........................................................2
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PORTFOLIO OF INVESTMENTS.......................................................4
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FINANCIAL STATEMENTS
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  STATEMENT OF ASSETS AND LIABILITIES..........................................8

  STATEMENT OF OPERATIONS......................................................9

  STATEMENTS OF CHANGES IN NET ASSETS.........................................10

  FINANCIAL HIGHLIGHTS........................................................12

NOTES TO FINANCIAL STATEMENTS.................................................14
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LIST OF ABBREVIATIONS.........................................................17
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              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   For investors, the six-month period ended September 30, 2000, was a time characterized by market volatility. The market included a significant downturn in technology stocks and attractive gains posted by bonds. In all, rapidly changing markets reinforced the importance of diversified portfolios of stocks, bonds and cash to help investors earn more balanced returns in difficult times.
   For stocks, April was the cruelest month. Against a backdrop of ongoing interest rate hikes and their potential impact on corporate earnings, both the Dow Jones Industrial Average (the Dow) and the Nasdaq Composite Index (Nasdaq) went into a tailspin, with the Nasdaq plummeting 25% over five days. Although the Nasdaq would flounder throughout the remainder of the period, the Dow staged an impressive August rally -- only to surrender its gains one month later due to concerns over corporate earnings.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------
   Rising interest rates reflected the Federal Reserve Board's (the Fed) desire to engineer an economic slowdown and to gradually drain speculative excess out of the stock market. The interest rate increases, including an aggressive half-point increase on May 16, 2000, which ultimately achieved the desired affect. The rising interest rates benefited investors by boosting yields on shorter-term securities within money market portfolios. U.S. Government Treasury securities performed well during the second quarter and asset-and mortgage-backed securities, plus U.S. Government agency securities, assumed a leadership role in recent months.
   Wells Fargo Money Market Funds, which maintained their $1.00 per share price throughout this volatile period, continue to meet the investor demand for safety, stability and liquidity.

DIVERSIFICATION CAN HELP TAME MARKET VOLATILITY
--------------------------------------------------------------------------------
   Regardless of how financial markets have performed over recent months, Wells Fargo Funds continue to encourage investors to think long-term. Wells Fargo Funds continue to stress the importance of a diversified portfolio, a portfolio that can capitalize on market opportunities while shielding investor holdings against a downturn in any one sector. Wells Fargo Funds offers an array of 65 mutual funds designed to meet an investor's risk tolerance and long-term goals. Thank you for investing in Wells Fargo Funds.

  Sincerely,

  /s/ Michael J. Hogan
  MICHAEL J. HOGAN
  PRESIDENT,
  WELLS FARGO FUNDS

MONEY MARKET FUND                                         PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MONEY MARKET FUND -- CLASS B

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Money Market Fund (the Fund) seeks to provide investors with a high level of current income, while preserving capital and liquidity, by investing in high quality, short-term instruments.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Dave Sylvester
  Laurie White
  Michael Neitzke

INCEPTION DATE
  07/01/92

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class B shares returned 2.53%(1) for the six-month period ended September 30, 2000. The Fund underperformed its benchmark, the 90-Day Treasury Bill(2), which returned 3.05%. The Fund also underperformed its peer group, the iMoneyNet First Tier Retail Money Fund Average (iMoneyNet)(3), which returned 2.91%. The Fund's Class B shares distributed $0.03 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund seeks to insure safety and liquidity for shareholders. Only after these primary objectives are realized does the Fund seek increased yields. These goals, as well as the value criteria it utilizes in investment decisions, allow the Fund to focus on long-term trends. Short-term volatility in interest rates does not heavily influence the management of the Fund.
   These objectives were closely followed during the period, as the Fund did not seek to increase yields. It aimed only to fulfill its tactical goals of liquidity and stability. Liquidity was kept high in anticipation of possible shareholder redemptions. This was accomplished by investing funds in shorter-term securities, thereby progressively shortening the average maturity of the portfolio from 70 days on March 31, 2000, to 55 days on June 30, 2000, to 29 days on September 30, 2000.
   In view of the Fund's conservative strategy, its performance, which nearly matched its benchmarks, was remarkable. Generally, portfolios with shorter maturity structures would be expected to perform best in a rising interest rate market. Its relatively favorable return during a period of declining interest rates may be attributed to the value criteria of its investment strategy.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Looking ahead, the Fund expects to at least match, if not outperform, its benchmarks. It will continue to seek investment opportunities along the yield curve, but will only reinvest when superior quality issues emerge. The Fund is committed to a value orientation in investment selection, which will allow it to perform well under any interest rate scenario. It is consistently managed to maintain a stable asset value of $1.00 per share in both rising and falling interest rate markets.

PERFORMANCE HIGHLIGHTS                                         MONEY MARKET FUND
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                6-Month  1-Year  5-Year  Since Inception
CLASS B                           2.53    4.76    4.26           3.76

BENCHMARK

  90-DAY TREASURY BILL            3.05    5.95    5.23           4.84(4)

  IMONEYNET FIRST TIER RETAIL
    MONEY FUND AVERAGE            2.91    5.52    5.00           4.52(4)

  YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD                                  5.15%

7-DAY COMPOUND YIELD                                 5.28%

30-DAY SIMPLE YIELD                                  5.11%

30-DAY COMPOUND YIELD                                5.23%

CHARACTERISTICS (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

AVERAGE MATURITY                                    29 DAYS

NUMBER OF HOLDINGS                                    127

  PORTFOLIO COMPOSITION(5)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper                    43%

Time Deposits                       23%

Repurchase Agreements               12%

Corporate Bonds                     10%

Floating/Variable Rate Bonds/Notes   7%

Certificates of Deposits             5%

MATURITY DISTRIBUTION
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2-14 days     64%

15-29 days    14%

90-179 days    9%

30-59 days     7%

60-89 days     4%

180-269 days   2%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The Government guarantee applies to the underlying securities and NOT to shares of the Fund.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Class B shares of the Wells Fargo Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class S shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, the Stagecoach Prime Money Market Fund and the Stagecoach Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(2) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(3) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury Securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.
(4)  The published return closest to Fund's inception date of 07/01/92.
(5)  Portfolio holdings are subject to change.

MONEY MARKET FUND     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
BANK NOTES - 1.05%
$ 55,000,000  BANK OF AMERICA CORPORATION           7.23%       2/16/01     $    55,000,000
  15,600,000  BRANCH BANKING & TRUST                7.05         5/7/01          15,565,649
  95,000,000  REGIONS BANK                          6.09       10/10/00          94,998,808

                                                                                165,564,457
TOTAL BANK NOTES (COST $165,564,457)
                                                                            ---------------
CERTIFICATES OF DEPOSIT - 4.60%
  43,800,000  ABN AMRO BANK CHICAGO                 6.72        2/12/01          43,795,447
 100,000,000  BANK OF AMERICA NT/SA                 6.62       11/27/00         100,000,000
  46,000,000  CANADIAN IMPERIAL BANK OF
              COMMERCE                              6.57        1/29/01          45,994,368
 100,000,000  COMMERZ BANK NY                       6.77        2/28/01          99,988,385
  65,000,000  DEUTSCHE BANK NY                      6.07       10/10/00          64,999,388
  45,000,000  NATIONAL WESTMINSTER BANK             6.47        1/18/01          44,993,671
  35,500,000  U.S. BANK                             6.59        1/16/01          35,500,000
 150,000,000  UNION BANK OF SWITZERLAND
              STAMFORD                              6.24        12/6/00         149,982,185
 145,800,000  UNION BANK OF SWITZERLAND
              STAMFORD                              6.22       12/11/00         145,780,020

                                                                                731,033,464
TOTAL CERTIFICATES OF DEPOSIT (COST
$731,033,464)
                                                                            ---------------
COMMERCIAL PAPER - 39.62%
 119,377,000  ALPINE SECURITIZATION
              CORPORATION                           6.58{::}   10/23/00         118,920,880
 396,367,000  AQUINAS FUNDING, LLC                  6.75{::}    10/2/00         396,367,000
  92,632,000  ATLANTIS ONE FUNDING
              CORPORATION                           6.63{::}    10/6/00          92,564,585
 229,000,000  BANK OF AMERICA CORPORATION           6.47{::}   10/12/00         228,601,795
 300,000,000  BAUS FUNDING LLC                      6.63{::}    10/6/00         299,782,332
 175,000,000  BAUS FUNDING LLC                      6.61{::}   12/28/00         172,267,959
  45,466,000  COMPASS SECURITIZATION, LLC           6.57{::}   10/12/00          45,383,530
  55,000,000  COMPASS SECURITIZATION, LLC           6.47{::}   10/16/00          54,866,106
  20,275,000  CONDUIT ASSET BACKED
              SECURITIES, LIMITED                   6.66{::}   11/20/00          20,093,967
  45,000,000  CONDUIT ASSET BACKED
              SECURITIES, LIMITED                   6.65{::}   11/22/00          44,583,075
  65,000,000  CONDUIT ASSET BACKED
              SECURITIES, LIMITED                   6.69{::}   12/11/00          64,170,889
  63,629,000  CROWN POINT CAPITAL COMPANY,
              LLC                                   6.58{::}   10/12/00          63,513,231
  30,183,000  CROWN POINT CAPITAL COMPANY,
              LLC                                   6.59{::}   10/23/00          30,067,676
 100,000,000  CXC INCORPORATED                      6.63{::}    10/6/00          99,927,444
 137,000,000  FALCON ASSET SECURITIZATION
              CORPORATION                           6.57{::}    10/3/00         136,975,207
  90,440,000  FALCON ASSET SECURITIZATION
              CORPORATION                           6.60{::}    11/9/00          89,814,708
 200,000,000  GENERAL ELECTRIC CAPITAL
              INTERNATIONAL FUNDING                 6.53{::}    10/5/00         199,891,500
  50,000,000  GENERAL ELECTRIC FINANCIAL
              ASSURANCE HOLDINGS,
              INCORPORATED                          6.53{::}    10/5/00          49,972,875
  57,000,000  GOLDMAN SACHS GROUP
              INCORPORATED                          6.50{::}   12/22/00          57,000,000
  88,000,000  GOVCO INCORPORATED                    6.62{::}    12/8/00          86,933,807
 125,000,000  GRAND FUNDING CORPORATION             6.54{::}    10/3/00         124,977,292
  21,850,000  GRAND FUNDING CORPORATION             6.59{::}    10/4/00          21,842,061
  10,391,000  GRAND FUNDING CORPORATION             6.61{::}   10/30/00          10,337,902
 172,000,000  GREYHAWK FUNDING, LLC                 6.49{::}   10/13/00         171,669,426
  46,492,000  HALOGEN CAPITAL COMPANY, LLC          6.75{::}    10/3/00          46,483,283
 217,563,000  HALOGEN CAPITAL COMPANY, LLC          6.57{::}   10/17/00         216,970,224
  48,176,000  HALOGEN CAPITAL COMPANY, LLC          6.54{::}   10/16/00          48,053,473
  75,000,000  INTERNATIONAL SECURITIZATION
              CORPORATION                           6.57{::}   10/11/00          74,877,563
  34,521,000  INTERNATIONAL SECURITIZATION
              CORPORATION                           6.51{::}   10/23/00          34,394,135
  86,100,000  IRISH PERMANENT TREASURY PLC          6.36{::}   10/26/00          85,746,990

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)     MONEY MARKET FUND
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$165,000,000  J.P. MORGAN & COMPANY
              INCORPORATED                          6.45%{::}   10/11/00    $   164,742,393
  28,000,000  K2 (USA) LLC                          6.48{::}   10/16/00          27,931,727
  66,277,000  LEXINGTON PARKER CAPITAL
              COMPANY, LLC                          6.60{::}   10/11/00          66,168,140
  50,795,000  LEXINGTON PARKER CAPITAL
              COMPANY, LLC                          6.62{::}   11/17/00          50,371,822
 100,000,000  LEXINGTON PARKER CAPITAL
              COMPANY, LLC                          6.61{::}    12/1/00          98,915,000
  20,337,000  LINKS FINANCE, LLC                    6.63{::}   11/13/00          20,182,066
 124,500,000  LONE STAR FUNDING                     6.58{::}   10/19/00         124,115,503
  95,084,000  LONE STAR FUNDING                     6.60{::}   10/30/00          94,598,861
 104,000,000  MOAT FUNDING, LLC                     6.67{::}    10/6/00         103,924,196
  80,500,000  MOAT FUNDING, LLC                     6.49{::}   10/11/00          80,373,414
  25,828,000  MOAT FUNDING, LLC                     6.46{::}   10/12/00          25,783,160
 123,500,000  NEPTUNE FUNDING CORPORATION           6.58{::}    10/4/00         123,455,060
  17,755,000  NEPTUNE FUNDING CORPORATION           6.58{::}   10/17/00          17,706,544
 148,364,000  NEPTUNE FUNDING CORPORATION           6.59{::}   10/19/00         147,905,102
  50,000,000  NESS LLC                              6.63{::}   11/16/00          49,591,875
  50,000,000  NESS LLC                              6.63{::}   11/17/00          49,582,806
 128,335,000  PARK AVENUE RECEIVABLES
              CORPORATION                           6.57{::}   10/26/00         127,776,315
 178,566,000  PERRY GLOBAL FUNDING LIMITED          6.61{::}   10/18/00         178,046,968
  51,413,000  PERRY II FUNDING CORPORATION
              (ACE)                                 6.58{::}   10/25/00          51,198,180
  56,382,000  PERRY III FUNDING CORPORATION         6.59{::}    11/1/00          56,074,248
 120,036,000  PERRY IV FUNDING CORPORATION -
              SERIES IRVINE (FNMA)                  6.63{::}    10/5/00         119,970,480
 127,757,000  PERRY IV FUNDING CORPORATION -
              SERIES IRVINE (FNMA)                  6.64{::}   11/16/00         126,712,587
  73,802,000  PERRY IV FUNDING CORPORATION -
              SERIES IRVINE (FNMA)                  6.64{::}   11/16/00          73,198,669
  35,583,000  POOLED ACCOUNT RECEIVABLES
              CAPITAL CORPORATION                   6.62{::}    12/6/00          35,164,752
  38,365,000  PREFERRED RECEIVABLES FUNDING
              CORPORATION                           6.56{::}   10/10/00          38,309,328
  75,000,000  SALOMON SMITH BARNEY HOLDINGS,
              INCORPORATED                          6.61{::}    10/3/00          74,986,396
 150,000,000  SALOMON SMITH BARNEY HOLDINGS,
              INCORPORATED                          6.63{::}    10/5/00         149,918,250
 125,000,000  SALOMON SMITH BARNEY HOLDINGS,
              INCORPORATED                          6.63{::}    10/6/00         124,909,167
  28,400,000  SHEFFIELD RECEIVABLES
              CORPORATION                           6.57{::}   10/18/00          28,317,577
  39,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLE COOPERATIVE
              CORPORATION                           6.63{::}    12/6/00          38,540,884
 200,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLE COOPERATIVE
              CORPORATION                           5.00{::}    1/19/01         200,000,000
 120,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLE COOPERATIVE
              CORPORATION                           6.61{::}    2/23/01         120,000,000
  54,256,000  THAMES ASSET GLOBAL
              SECURITIZATION INCORPORATED           6.62{::}    10/2/00          54,256,000
  22,079,000  TRIPLE A ONE FUNDING                  6.57{::}   10/11/00          22,042,956
 235,000,000  VENTURES BUSINESS TRUST               6.56{::}    10/4/00         234,914,353

                                                                              6,286,735,694
TOTAL COMMERCIAL PAPER (COST $6,286,735,694)
                                                                            ---------------
CORPORATE BONDS & NOTES - 9.54%
  80,000,000  BETA FINANCE INCORPORATED             6.77        3/15/01          80,000,000
 113,000,000  BETA FINANCE INCORPORATED             6.15        10/6/00         113,000,000
  85,000,000  BETA FINANCE INCORPORATED             6.65         2/5/01          85,000,000
  87,000,000  BETA FINANCE INCORPORATED             6.82        2/15/01          87,000,000
 150,000,000  BETA FINANCE INCORPORATED             6.83        2/20/01         150,000,000
  65,250,000  CC (USA), INCORPORATED                6.17       10/16/00          65,250,000
 140,000,000  CC (USA), INCORPORATED                6.77        3/15/01         140,000,000
 113,000,000  CC (USA), INCORPORATED                6.79        3/15/01         113,000,000
  95,000,000  CC (USA), INCORPORATED                6.66         2/4/01          95,000,000
  80,000,000  DORADA FINANCE INCORPORATED           6.77        3/15/01          80,000,000

MONEY MARKET FUND     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES (continued)
$110,000,000  DORADA FINANCE INCORPORATED           6.79%       3/15/01     $   110,000,000
 108,000,000  DORADA FINANCE INCORPORATED           7.30        5/17/01         108,000,000
  20,000,000  NORTHERN ROCK PLC                     6.87        4/20/01          20,000,000
  75,000,000  SIGMA FINANCE INCORPORATED            6.10       10/23/00          75,000,000
 122,000,000  SIGMA FINANCE INCORPORATED            6.89        4/30/01         122,000,000
  70,000,000  U.S. BANCORP                          5.92        10/2/00          70,000,000

                                                                              1,513,250,000
TOTAL CORPORATE BONDS & NOTES (COST
$1,513,250,000)
                                                                            ---------------
FLOATING RATE FUNDING AGREEMENTS - 1.00%
   7,250,000  ALLSTATE LIFE INSURANCE
              COMPANY                               6.88       12/17/00           7,250,000
 150,000,000  TRANSAMERICA OCCIDENTAL LIFE
              INSURANCE COMPANY                     6.90         2/9/01         150,000,000

                                                                                157,250,000
TOTAL FLOATING RATE FUNDING AGREEMENTS (COST
$157,250,000)
                                                                            ---------------
MASTER NOTES - 0.01%
   2,424,547  GENERAL ELECTRIC COMPANY++            6.58        10/5/00           2,424,547
                                                                            ---------------

                                                                                  2,424,547
TOTAL MASTER NOTES (COST $2,424,547)
                                                                            ---------------
MUNICIPAL DEMAND NOTES - 0.02%
   1,200,000  DURHAM, NC COP SERIES B++             6.65         7/1/03           1,200,000
   1,265,000  KALAMAZOO FUNDING CORPORATION
              OLD KENT BANK LOC++                   6.72       12/15/26           1,265,000
     200,000  PRINCE WILLIAM COUNTY VA
              TAXABLE NOTES SERIES A
              WACHOVIA BANK OF NORTH
              CAROLINA LOC++                        6.65         3/1/17             200,000

                                                                                  2,665,000
TOTAL MUNICIPAL DEMAND NOTES (COST
$2,665,000)
                                                                            ---------------
TIME DEPOSITS - 25.98%
 500,000,000  ABN AMRO BANK CHICAGO, GRAND
              CAYMAN                                6.55        10/2/00         500,000,000
 475,000,000  BANCA COMMERCIALE ITALIANA,
              LONDON                                6.75        10/2/00         475,000,000
 200,000,000  BANK OF IRELAND, DUBLIN               6.75        10/2/00         200,000,000
 348,500,000  BANQUE BRUXELLES LAMBERT,
              LONDON                                6.75        10/2/00         348,500,000
 330,000,000  BARCLAYS BANK, LONDON                 6.73        10/2/00         330,000,000
 550,018,876  CAISSE DES DEPOTS ET
              CONSIGNATIONS, PARIS                  6.73        10/2/00         550,018,876
 169,600,000  KEYBANK, GRAND CAYMAN                 6.63        10/2/00         169,600,000
 343,459,842  MERITA BANK, GRAND CAYMAN             6.75        10/2/00         343,459,842
 775,000,000  RABOBANK, LONDON                      6.56        10/3/00         775,000,000
 430,000,000  UNION BANK OF SWITZERLAND,
              GRAND CAYMAN                          6.66        10/2/00         430,000,000

                                                                              4,121,578,718
TOTAL TIME DEPOSITS (COST $4,121,578,718)
                                                                            ---------------
VARIABLE & FLOATING RATE NOTES - 5.89%
   7,500,000  BEAR STEARNS & COMPANIES,
              INCORPORATED                          6.77        3/15/01           7,500,000
 300,000,000  BEAR STEARNS & COMPANIES,
              INCORPORATED                          6.68        3/29/01         300,000,000
   3,750,000  BEAR STEARNS & COMPANIES,
              INCORPORATED                          6.77         4/9/01           3,749,873
 300,000,000  J.P. MORGAN & COMPANY
              INCORPORATED                          6.61        3/16/01         300,000,000
  75,000,000  KEYCORP                               6.66        5/15/01          74,990,754
  10,250,000  MORGAN STANLEY, DEAN WITTER,
              DISCOVER & COMPANY                    6.76        3/15/01          10,250,000
 155,000,000  MORGAN STANLEY, DEAN WITTER,
              DISCOVER & COMPANY                    6.60        3/16/01         155,000,000
  83,500,000  SIGMA FINANCE INCORPORATED            6.78        10/5/00          83,500,000

                                                                                934,990,627
TOTAL VARIABLE & FLOATING RATE NOTES (COST
$934,990,627)
                                                                            ---------------
REPURCHASE AGREEMENTS - 11.68%
 400,000,000  BANK OF AMERICA NT & SA
              REPURCHASE AGREEMENT                  6.65        10/2/00         400,000,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)     MONEY MARKET FUND
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
REPURCHASE AGREEMENTS (continued)
$343,007,860  BEAR STEARNS COMPANIES
              REPURCHASE AGREEMENT                  6.65%       10/2/00     $   343,007,860
 199,245,765  CREDIT SUISSE FIRST BOSTON
              REPURCHASE AGREEMENT                  6.67        10/2/00         199,245,765
  11,714,557  DEUTSCHE BANK SECURITIES
              REPURCHASE AGREEMENT                  6.68        10/2/00          11,714,557
 750,000,000  GOLDMAN SACHS CORPORATION
              REPURCHASE AGREEMENT                  6.75        10/2/00         750,000,000
 150,000,000  LEHMAN BROTHERS INCORPORATED
              REPURCHASE AGREEMENT                  6.84        10/2/00         150,000,000

                                                                              1,853,968,182
TOTAL REPURCHASE AGREEMENTS (COST
$1,853,968,182)
                                                                            ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $15,769,460,689)*                     99.39% $15,769,460,689
OTHER ASSETS AND LIABILITIES, NET            0.61       96,994,552
                                          -------  ---------------
TOTAL NET ASSETS                           100.00% $15,866,455,241
                                          -------  ---------------

 ++  VARIABLE RATE.
{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

MONEY MARKET FUND        STATEMENT OF ASSETS & LIABILITIES -- SEPTEMBER 30, 2000
(UNAUDITED)
--------------------------------------------------------------------------------


-------------------------------------------------------------------

ASSETS
INVESTMENTS:
    IN SECURITIES AT AMORTIZED COST...............  $15,769,460,689
  CASH............................................           31,078
  RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES...      118,145,107
                                                    ---------------
TOTAL ASSETS......................................   15,887,636,874
                                                    ---------------

LIABILITIES
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES....        8,237,636
  PAYABLE TO OTHER RELATED PARTIES................        5,574,946
  ACCRUED EXPENSES AND OTHER LIABILITIES..........        2,669,073
  DIVIDENDS PAYABLE...............................        4,699,978
                                                    ---------------
TOTAL LIABILITIES.................................       21,181,633
                                                    ---------------
TOTAL NET ASSETS..................................  $15,866,455,241
                                                    ---------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------
  PAID-IN CAPITAL.................................  $15,866,085,746
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
    INVESTMENTS...................................          369,495
                                                    ---------------
TOTAL NET ASSETS..................................  $15,866,455,241
                                                    ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-------------------------------------------------------------------
NET ASSETS - CLASS A..............................  $13,600,572,076
SHARES OUTSTANDING - CLASS A......................   13,600,011,617
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  CLASS A.........................................  $          1.00
NET ASSETS - CLASS B..............................  $ 2,265,883,165
SHARES OUTSTANDING - CLASS B......................    2,265,792,136
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  CLASS B.........................................  $          1.00
                                                    ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000
(UNAUDITED)                                                    MONEY MARKET FUND
--------------------------------------------------------------------------------


----------------------------------------------------------------

INVESTMENT INCOME
  INTEREST........................................  $496,220,578
                                                    ------------
TOTAL INVESTMENT INCOME...........................   496,220,578
                                                    ------------

EXPENSES
  ADVISORY FEES...................................    30,479,969
  ADMINISTRATION FEES.............................    11,429,988
  CUSTODY.........................................     1,523,998
  SHAREHOLDER SERVICING FEES......................    19,049,980
  PORTFOLIO ACCOUNTING FEES.......................       304,800
  TRANSFER AGENT
    CLASS A.......................................     8,639,078
    CLASS B.......................................       194,910
  DISTRIBUTION FEES
    CLASS A.......................................             0
    CLASS B.......................................     7,309,107
  LEGAL AND AUDIT FEES............................       477,909
  REGISTRATION FEES...............................       928,396
  DIRECTORS' FEES.................................         2,664
  SHAREHOLDER REPORTS.............................       620,412
  OTHER...........................................       256,610
                                                    ------------
TOTAL EXPENSES....................................    81,217,821
                                                    ------------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES.............   (15,996,780)
NET EXPENSES......................................    65,221,041
                                                    ------------
NET INVESTMENT INCOME.............................   430,999,537
                                                    ------------
  NET REALIZED GAIN FROM INVESTMENTS..............       360,685
                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $431,360,222
                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUND                            STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  (UNAUDITED)
                                                  FOR THE SIX             FOR THE
                                                 MONTHS ENDED          YEAR ENDED
                                           SEPTEMBER 30, 2000   MARCH 31, 2000(1)
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS..................  $   15,178,597,286   $  10,296,401,223
                                          ------------------   -----------------
OPERATIONS:
  NET INVESTMENT INCOME.................         430,999,537         587,993,347
  NET REALIZED GAIN (LOSS) ON SALE OF
    INVESTMENTS.........................             360,685              (9,727)
                                          ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............         431,360,222         587,983,620
                                          ------------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A(1)..........................        (382,165,350)       (530,116,391)
    CLASS B.............................         (48,834,187)        (27,568,972)
    S SHARES............................                 N/A         (30,307,984)(2)
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD -
    CLASS A.............................       4,810,576,233       9,011,593,439
  REINVESTMENT OF DIVIDENDS -
    CLASS A.............................         371,429,841         545,615,046
  COST OF SHARES REDEEMED - CLASS A.....      (5,023,506,443)     (5,253,257,204)
                                          ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A................         158,499,631       4,303,951,281
                                          ------------------   -----------------
  PROCEEDS FROM SHARES SOLD - CLASS B...       2,123,738,346       2,897,154,498
  REINVESTMENT OF DIVIDENDS -
    CLASS B.............................          49,017,749          28,165,021
  COST OF SHARES REDEEMED - CLASS B.....      (1,643,758,456)     (1,188,609,048)
                                          ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B................         528,997,639       1,736,710,471
                                          ------------------   -----------------
  PROCEEDS FROM SHARES SOLD - CLASS S...                 N/A       1,737,202,703(2)
  REINVESTMENT OF DIVIDENDS -
    CLASS S.............................                 N/A          32,669,252(2)
  COST OF SHARES REDEEMED - CLASS S.....                 N/A      (2,928,327,917)(2)
                                          ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS S................                 N/A      (1,158,455,962)(2)
                                          ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS...         687,857,955       4,882,196,063
                                          ------------------   -----------------

NET ASSETS:
---------------------------------------------------------------------------------
  ENDING NET ASSETS.....................  $   15,866,455,241   $  15,178,597,286

SHARE ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A.................       4,810,576,233       9,011,738,160
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS A.................         371,429,841         545,615,046
  SHARES REDEEMED - CLASS A.............      (5,023,506,443)     (5,253,257,204)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS A.................         158,499,631       4,304,096,002
                                          ------------------   -----------------
  SHARES SOLD - CLASS B.................       2,123,738,346       2,897,238,524
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS B.................          49,017,749          28,165,021
  SHARES REDEEMED - CLASS B.............      (1,643,758,456)     (1,188,609,048)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS B.................         528,997,639       1,736,794,497
                                          ------------------   -----------------
  SHARES SOLD - CLASS S.................                 N/A       1,737,202,703(2)
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS S.................                 N/A          32,669,252(2)
  SHARES REDEEMED - CLASS S.............                 N/A      (2,928,411,900)(2)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS S.................                 N/A      (1,158,539,945)(2)

ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME.....................  $                0   $               0
                                          ------------------   -----------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $993,536,856 FOR CLASS A, AND "SHARES SOLD" INCLUDES 993,575,038 FOR CLASS A AS A RESULT OF THE CONSOLIDATION OF THE NORWEST ADVANTAGE READY CASH INVESTMENT FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $578,292,460 FOR CLASS A, AND "SHARES SOLD" INCLUDES 578,398,886 FOR CLASS A AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH PRIME MONEY MARKET FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $2,137,068 FOR CLASS B, AND "SHARES SOLD" INCLUDES 2,137,109 FOR CLASS B AS A RESULT OF THE CONSOLIDATION OF THE NORWEST ADVANTAGE READY CASH INVESTMENT FUND.
(2) CLASS S SHARES OF STAGECOACH MONEY MARKET FUND BECAME CLASS B SHARES OF WELLS FARGO MONEY MARKET FUND ON NOVEMBER 8, 1999.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MONEY MARKET FUND                               FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                  NET REALIZED
                           BEGINNING                       AND   DIVIDENDS
                           NET ASSET         NET    UNREALIZED    FROM NET
                           VALUE PER  INVESTMENT       GAIN ON  INVESTMENT
                               SHARE      INCOME   INVESTMENTS      INCOME
--------------------------------------------------------------------------
CLASS B
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....  $    1.00        0.03          0.00       (0.03)
APRIL 1, 1999 TO
  MARCH 31, 2000(2)......  $    1.00        0.04          0.00       (0.04)
APRIL 1, 1998 TO
  MARCH 31, 1999.........  $    1.00        0.04          0.00       (0.04)
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $    1.00        0.04          0.00       (0.04)
OCTOBER 1, 1996 TO
  MARCH 31, 1997(3)......  $    1.00        0.02          0.00       (0.02)
JANUARY 1, 1996 TO
  SEPTEMBER 30,
  1996(4)................  $    1.00        0.03          0.00       (0.03)

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE 9).
(2)  THIS CLASS OF SHARES WAS REDESIGNATED FROM CLASS S TO CLASS B ON
     NOVEMBER 8, 1999. FINANCIAL INFORMATION FOR PERIODS PRIOR TO NOVEMBER 8, 1999 IS THAT OF CLASS S.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (UNAUDITED)                               MONEY MARKET FUND
--------------------------------------------------------------------------------

                           DISTRIBUTIONS     ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                FROM NET  NET ASSET  ----------------------------------------               NET ASSETS AT
                                REALIZED  VALUE PER   NET INVESTMENT        NET         GROSS      TOTAL    END OF PERIOD
                                   GAINS      SHARE           INCOME   EXPENSES   EXPENSES(1)     RETURN  (000'S OMITTED)
-------------------------------------------------------------------------------------------------------------------------
CLASS B
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....           0.00  $    1.00           5.01%      1.51%         1.62%       2.53%  $     2,265,883
APRIL 1, 1999 TO
  MARCH 31, 2000(2)......           0.00  $    1.00           4.06%      1.46%         1.65%       4.10%  $     1,736,843
APRIL 1, 1998 TO
  MARCH 31, 1999.........           0.00  $    1.00           4.01%      1.42%         1.62%       4.10%  $     1,158,589
APRIL 1, 1997 TO
  MARCH 31, 1998.........           0.00  $    1.00           4.28%      1.42%         1.62%       4.37%  $       951,172
OCTOBER 1, 1996 TO
  MARCH 31, 1997(3)......           0.00  $    1.00           4.02%      1.43%         1.56%       2.02%  $       707,781
JANUARY 1, 1996 TO
  SEPTEMBER 30,
  1996(4)................           0.00  $    1.00           3.98%      1.42%         1.55%       3.03%  $       699,231

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE 9).
(2)  THIS CLASS OF SHARES WAS REDESIGNATED FROM CLASS S TO CLASS B ON
     NOVEMBER 8, 1999. FINANCIAL INFORMATION FOR PERIODS PRIOR TO NOVEMBER 8, 1999 IS THAT OF CLASS S.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUND                                  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 65 separate series. These financial statements present the Money Market Fund (the "Fund"), a diversified series of the Trust.
   The Money Market Fund offers Class A and Class B shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, and transfer agency fees. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
   The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
   The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Fund's custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of

NOTES TO FINANCIAL STATEMENTS                                  MONEY MARKET FUND
--------------------------------------------------------------------------------

  distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
   The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2000.

3. ADVISORY FEES
   The Trust has entered into an advisory contract on behalf of the Money Market Fund with WFB. Pursuant to the contract, WFB has agreed to provide the Fund with daily portfolio management, for which, WFB is entitled to be paid a monthly advisory fee at the annual rate of 0.40% of the Fund's average daily net assets.
   Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-advisor to the Fund. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $1 billion and 0.04% of the Fund's average daily net assets in excess of $1 billion.

4. DISTRIBUTION FEES
   The Trust has adopted a Distribution Plan (the "Plan") for Class B shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Money Market Fund's Class B shares and paid to Stephens, Inc. ("Stephens") at a rate of 0.75% of average daily net assets. There are no distribution fees for Class A shares. The distribution fees paid on behalf of the Fund for the period ended September 30, 2000 are disclosed in the Statement of Operations.

5. ADMINISTRATION FEES
   The Trust has entered into an administration agreement on behalf of the Fund with WFB whereby WFB provides administrative services to the Trust and is entitled to receive a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets.

6. TRANSFER AGENT FEES
   The Trust has entered into a transfer agency agreement on behalf of the Fund with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Fund.

7. SHAREHOLDER SERVICING FEES
   The Trust has entered into a contract on behalf of the Fund with numerous shareholder servicing agents, whereby the Fund is charged 0.25% of the average daily net assets of the Fund for Class B shares for these services.
   The shareholder servicing fees paid on behalf of the Fund for the period ended September 30, 2000 were as follows:

    Fund                                                 Class B
    MONEY MARKET FUND                                   $2,436,369

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Fund. In addition, the Trust has entered into a contract on behalf of the Fund with Wells Fargo Bank Minnesota, N.A. ("WFB MN"), formerly Norwest Bank Minnesota, N.A., whereby WFB MN is responsible for providing custody services for the Fund. Pursuant to the contract, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of the Fund.

MONEY MARKET FUND                                  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   Certain officers of the Trust were also officers of Stephens for a portion of the period. As of September 30, 2000, Stephens owned 12,521 shares of the Money Market Fund Class B.

9. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended September 30, 2000, were waived by WFB.

10. REORGANIZATION
   Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust (the "Consolidation"). Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust through a tax-free exchange of shares as follows:

Stagecoach Fund                                    Norwest Advantage Fund                       Wells Fargo Fund
MONEY MARKET FUND (A,S)*                      READY CASH INVESTMENT FUND (A,B)                 MONEY MARKET FUND

PRIME MONEY MARKET FUND (A)

  *  ACCOUNTING SURVIVOR

   In the Consolidation, the Wells Fargo Money Market Fund acquired all of the A and S share class net assets of the Stagecoach Money Market Fund, the net assets of the A share class of the Stagecoach Prime Money Market Fund, and the net assets of the A and B share classes of the Norwest Advantage Ready Cash Investment Fund. Concurrent with this consolidation, Class S shares of the Stagecoach Money Market Fund were converted into Class B shares of the Wells Fargo Money Market Fund. The A share class of the Stagecoach Prime Money Market Fund exchanged its 578,398,886 shares for 578,398,886 shares of the Wells Fargo Money Market Fund. The A and B share classes of the Norwest Advantage Ready Cash Investment Fund exchanged their 995,712,147 shares for 995,712,147 shares of the Wells Fargo Money Market Fund.

LIST OF ABBREVIATIONS                                          MONEY MARKET FUND
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           --  ASSOCIATION OF BAY AREA GOVERNMENTS
ADR            --  AMERICAN DEPOSITORY RECEIPTS
AMBAC          --  AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT            --  ALTERNATIVE MINIMUM TAX
ARM            --  ADJUSTABLE RATE MORTGAGES
BART           --  BAY AREA RAPID TRANSIT
CDA            --  COMMUNITY DEVELOPMENT AUTHORITY
CDSC           --  CONTINGENT DEFERRED SALES CHARGE
CGIC           --  CAPITAL GUARANTY INSURANCE COMPANY
CGY            --  CAPITAL GUARANTY CORPORATION
CMT            --  CONSTANT MATURITY TREASURY
COFI           --  COST OF FUNDS INDEX
CONNIE LEE     --  CONNIE LEE INSURANCE COMPANY
COP            --  CERTIFICATE OF PARTICIPATION
CP             --  COMMERCIAL PAPER
CTF            --  COMMON TRUST FUND
DW&P           --  DEPARTMENT OF WATER & POWER
DWR            --  DEPARTMENT OF WATER RESOURCES
EDFA           --  EDUCATION FINANCE AUTHORITY
FGIC           --  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA            --  FEDERAL HOUSING AUTHORITY
FHLB           --  FEDERAL HOME LOAN BANK
FHLMC          --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA           --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN            --  FLOATING RATE NOTES
FSA            --  FINANCIAL SECURITY ASSURANCE, INC
GNMA           --  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO             --  GENERAL OBLIGATION
HFA            --  HOUSING FINANCE AUTHORITY
HFFA           --  HEALTH FACILITIES FINANCING AUTHORITY
IDA            --  INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR          --  LONDON INTERBANK OFFERED RATE
LLC            --  LIMITED LIABILITY CORPORATION
LOC            --  LETTER OF CREDIT
LP             --  LIMITED PARTNERSHIP
MBIA           --  MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR           --  MULTI-FAMILY HOUSING REVENUE
MUD            --  MUNICIPAL UTILITY DISTRICT
MTN            --  MEDIUM TERM NOTE
PCFA           --  POLLUTION CONTROL FINANCE AUTHORITY
PCR            --  POLLUTION CONTROL REVENUE
PFA            --  PUBLIC FINANCE AUTHORITY
PLC            --  PRIVATE PLACEMENT
PSFG           --  PUBLIC SCHOOL FUND GUARANTY
RAW            --  REVENUE ANTICIPATION WARRANTS
RDA            --  REDEVELOPMENT AUTHORITY
RDFA           --  REDEVELOPMENT FINANCE AUTHORITY
R&D            --  RESEARCH & DEVELOPMENT
SFMR           --  SINGLE FAMILY MORTGAGE REVENUE
STEERS         --  STRUCTURED ENHANCED RETURN TRUST
TBA            --  TO BE ANNOUNCED
TRAN           --  TAX REVENUE ANTICIPATION NOTES
USD            --  UNIFIED SCHOOL DISTRICT
V/R            --  VARIABLE RATE
WEBS           --  WORLD EQUITY BENCHMARK SHARES

  More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, fax or e-mail to:

  Wells Fargo Funds
  P.O. Box 8266
  Boston, MA 02266-8266
  Fax: 1-415-977-9301
  E-mail: WFFUNDS@wellsfargo.com

  Or, call the WELLS FARGO FUNDS Sales & Service Desk at 1-800-552-9612.

  Wells Fargo Bank, N.A. and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and its affiliates are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

  [LOGO]

 P.O. Box 8266
 Boston, MA 02266-8266

 DATED MATERIAL
 PLEASE EXPEDITE

[RECYCLED LOGO]                                                  SAR 007 (11/00)